CAPITAL SECURITIES	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES	CAPITAL SECURITIES
The partnership had the following capital securities outstanding as of December 31, 2025 and 2024:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2025	Dec. 31, 2024
Operating Partnership Class A Preferred Equity Units:
Series 3	24,000,000	6.75%	$587	$576
New LP Preferred Units(1)	19,000,749	6.25%	466	466
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	525,366	5.25%	13	14
Series 2	250,517	5.75%	5	4
Series 3	322,430	5.00%	6	6
Series 4	266,261	5.20%	5	5
Rouse Series A Preferred Shares	5,600,000	5.00%	170	158
Brookfield India Real Estate Trust (“India REIT”)(2)	n/a	n/a	—	1,392
BSREP II Brazil Office Preferred Shares	4,254,496	8.75%	73	—
Capital Securities – Fund Subsidiaries			81	208
Total capital securities			$1,406	$2,829

Current			785	158
Non-current			621	2,671
Total capital securities			$1,406	$2,829
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.

The capital securities presented above represent interests in the partnership or its subsidiaries that are equity in legal form but are accounted for as liabilities in accordance with IAS 32 - Financial Instruments due to the redemption features of these instruments.

The Class A Preferred Units were issued on December 4, 2014 in three tranches of $600 million each, with an average dividend yield of 6.5% and maturities of seven, ten and twelve years. The Class A Preferred Units were originally exchangeable at the option of the Class A Preferred Unitholder into LP Units at a price of $25.70 per unit. On December 30, 2021, Brookfield acquired the seven-year tranche of Class A Preferred Units, Series 1 units from the holder and exchanged such units for REUs. The Class A Preferred Units, Series 1 were subsequently cancelled. On December 31, 2024, Brookfield acquired the 10-year tranche of Class A Preferred Units, Series 2 units, from the holder of these units and exchanged such units for LP Units and REUs. The Class A Preferred Units, Series 2 were subsequently cancelled.

The holders of each series of the BOP Split Senior Preferred Shares are each entitled to receive fixed cumulative preferential cash dividends, if, as and when declared by the board of directors of BOP Split. Dividends on each series of the BOP Split Senior Preferred Shares are payable quarterly on the last day of March, June, September and December in each year.

Capital securities includes $466 million at December 31, 2025 (December 31, 2024 - $466 million) of preferred equity interests which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the holders of such interests can demand cash payment upon maturity of July 26, 2081, for the liquidation preference of $25.00 per unit and any accumulated unpaid dividends.

Capital securities also includes $170 million at December 31, 2025 (December 31, 2024 - $158 million) of preferred equity interests held by a third party investor in Rouse Properties, L.P. which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Following the Deconsolidation of India REIT, the related capital securities were deconsolidated during the period. They previously related to preferred equity interests held by third party investors in the India REIT (December 31, 2024 - $1,392 million), which were classified as a liability, rather than as a non-controlling interest, due to a contractual obligation to make distributions to unitholders every six months at an amount no less than 90% of net distributable cash flows.
Capital Securities - Fund Subsidiaries of $81 million (December 31, 2024 - $208 million) are comprised of co-investors interests in funds that can be redeemed for cash at specified dates.

Reconciliation of cash flows from financing activities relating to capital securities is shown in the table below:

(US$ Millions)	Year ended Dec. 31, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$2,829	2,835
Capital securities issued	79	366
Capital securities redeemed	(1)	(14)
Non-cash changes in capital securities:
Class A Preferred Units, Series 2 redemption	—	(600)
Fair value changes	(112)	361
Foreign currency translations	3	(21)
Deconsolidation of BSREP IV(1)	—	(98)
Deconsolidation of India REIT(2)	(1,392)	—
Balance, end of period	$1,406	$2,829
(1)See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(2)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.

Capital securities include $16 million (December 31, 2024 - $15 million) repayable in Canadian Dollars of C$21 million (December 31, 2024 - C$21 million).